Income Taxes - Schedule of components of the income tax expense (benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Federal	$ (55)	$ (62)	$ (41)
State and local	1,887	1,428	1,054
Total current	1,832	1,366	1,013
Federal	(7,408)	(3,128)	(25,534)
State and local	(2,702)	(2,193)	1,409
Total deferred	(10,110)	(5,321)	(24,125)
Income tax benefit	$ (8,278)	$ (3,955)	$ (23,112)